Goodwill and Other Acquired Intangible Assets - Schedule of Carrying Amount of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill
Balance at beginning of the period	$ 724,603	$ 517,526
Goodwill acquired during the year		207,077
Goodwill adjustments during the year	2,253
Balance at end of the period	726,856	724,603
Operating Segments | IBERIABANK
Goodwill
Balance at beginning of the period	696,260	489,183
Goodwill acquired during the year		207,077
Goodwill adjustments during the year	2,253
Balance at end of the period	698,513	696,260
Operating Segments | IMC
Goodwill
Balance at beginning of the period	23,178	23,178
Goodwill acquired during the year		0
Goodwill adjustments during the year	0
Balance at end of the period	23,178	23,178
Operating Segments | LTC
Goodwill
Balance at beginning of the period	5,165	5,165
Goodwill acquired during the year		0
Goodwill adjustments during the year	0
Balance at end of the period	$ 5,165	$ 5,165